Shareholders’ Equity (Deficit) (Details) - Schedule of Options Activity - $ / shares	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Schedule of Options Activity [Abstract]
Outstanding - beginning, Amount of options	988,264		863,264
Outstanding - beginning, Weighted average exercise price	$ 0.563		$ 0.614
Granted amount of options	471,500	[1]	145,000
Granted weighted average exercise price	$ 1.224		$ 0.184
Exercised amount of options			(4,666)
Exercised weighted average exercise price			$ 0.003
Expired or forfeited amount of options	(5,000)		(15,334)
Expired or forfeited weighted average exercise price	$ 0.664		$ 0.003
Outstanding - end, Amount of options	1,454,764		988,264
Outstanding - end, Weighted average exercise price	$ 0.777		$ 0.563
Exercisable at end, Amount of options	889,125		753,236
Exercisable at end, Weighted average exercise price	$ 0.612		$ 0.703

[1]	Including the grant of 120,000 options to purchase up to 120,000 Ordinary Shares to directors, as approved by the Company’s shareholders on November 30, 2023, with an exercise price of $1.32 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following a termination of employment or service. The fair value of each option as of the grant date was $0.12, determined using the Black-Scholes option pricing model and the total expenses of $15 thousand will be expensed over the option vesting periods of three years.